Schedule of other operating income (expense) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Other operating income	$ 4,842	$ 3,635	$ 3,567
Other operating expense	(4,887)	(3,399)	(5,249)
Income from customer surcharges member
IfrsStatementLineItems [Line Items]
Other operating income	1,936	2,339	2,364
Commissions on municipal taxes collection member
IfrsStatementLineItems [Line Items]
Other operating income	359	338	264
Fines to suppliers member
IfrsStatementLineItems [Line Items]
Other operating income	118		41
Services provided third parties member
IfrsStatementLineItems [Line Items]
Other operating income	248	363	370
Related parties [member]
IfrsStatementLineItems [Line Items]
Other operating income		65	41
Recovery Of Provision For Contingences [Member]
IfrsStatementLineItems [Line Items]
Other operating income		313
Income from nonreimbursable customer contributions member
IfrsStatementLineItems [Line Items]
Other operating income	47	40	14
Expense recovery member
IfrsStatementLineItems [Line Items]
Other operating income	31	107	336
Construction plan framework agreement member
IfrsStatementLineItems [Line Items]
Other operating income	2,060
Others member
IfrsStatementLineItems [Line Items]
Other operating income	43	70	137
Other operating expense	(207)	(140)	(45)
Gratification for services member
IfrsStatementLineItems [Line Items]
Other operating expense	(863)	(77)	(395)
Cost for services provided to third parties member
IfrsStatementLineItems [Line Items]
Other operating expense	(112)	(145)	(199)
Severance paid member
IfrsStatementLineItems [Line Items]
Other operating expense	(37)	(37)	(44)
Debit and credit tax member
IfrsStatementLineItems [Line Items]
Other operating expense	(1,068)	(1,235)	(1,628)
Provision for contingencies member
IfrsStatementLineItems [Line Items]
Other operating expense	(2,351)	(1,343)	(2,808)
Disposals of property plant and equipment member
IfrsStatementLineItems [Line Items]
Other operating expense	(249)	(227)	(130)
Refund of fines to suppliers member
IfrsStatementLineItems [Line Items]
Other operating expense		$ (195)